Property, plant and equipment and Exploration and evaluation assets - Disclosure of Right of Use (ROU) Assets as per IFRS 16 "Leases" (Detail) - 12 months ended Mar. 31, 2020
₨ in Millions, $ in Millions
		INR (₨)	USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
ROU asset as at April 01, 2019		₨ 5,620	$ 75
Additions		10,212	135
Deductions		(1,974)	(26)
Depreciation		(982)	(13)
Impairment		(215)	(3)
Foreign exchange		433	6
Net book value/carrying amount as at March 31, 2020		13,094	$ 174
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU asset as at April 01, 2019	[1]	5,357
Additions		3,493
Deductions		(1,974)
Depreciation		(771)
Impairment		(215)
Foreign exchange		88
Net book value/carrying amount as at March 31, 2020		5,978
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU asset as at April 01, 2019		263
Additions		6,719
Depreciation		(211)
Foreign exchange		345
Net book value/carrying amount as at March 31, 2020		₨ 7,116

[1]	Includes balance of Leasehold land as at March 31, 2019 of ₹ 4,313 million.